SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) (RSUs [Member], USD $)	12 Months Ended
Dec. 31, 2014
RSUs [Member]
Number of Shares:
Outstanding at the beginning of year
Perion acquisition	200,000
Granted	1,361,400
Vested	(49,820)
Forfeited	(114,280)
Outstanding at the end of year	1,397,300
Expected to vest after December 31, 2014	1,014,028
Weighted average grant date fair value
Outstanding, beginning balance
Perion acquisition	$ 12.64
Granted	$ 12.44
Vested	$ 12.64
Forfeited	$ 12.64
Outstanding, ending balance	$ 12.45
Expected to vest after December 31, 2014	$ 12.55